INCOME TAXES - Expense reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective income tax [abstract]
Statutory income tax (expense) recovery	$ (94)	$ (100)	$ (50)
Reduction (increase) resulting from:
Increase in tax assets not recognized	17	8	15
Differences between statutory rate and future tax rate	1	95	(37)
Subsidiaries' income taxed at different rates	(55)	(75)	(14)
Other	4	(3)	0
Total income tax recovery (expense)	$ (51)	$ 59	$ (88)
Effective income tax rate	15.74%	(17.15%)	63.31%